Subsequent Events (Details 1) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Business Acquisition [Line Items]
Revenues	$ 3,200	$ 4,412
Net loss attributable to controlling interest	$ 2,529	$ 3,104
Net loss per share	$ (0.08)	$ (0.13)